COMMITMENTS	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
27.	COMMITMENTS

The company has entered into operating leases for property, plant and equipment. The minimum future payments under various operating leases in each of the years ended December 31 are listed below:

2015	35.0
2016	7.1
2017	3.2
2018	2.1
2019	0.4
$47.8

Subsequent to the sale of the company’s interest in PREI on March 20, 2013, the power purchase agreement between the company and PREI meets the definition of an operating lease under U.S. GAAP (see note 2, Summary of significant accounting policies). The lease expenses relating to the power purchase agreement totaled $23.2 million for the year ended December 31, 2014 (2013 - $17.9 million) and minimum future lease payments total $30.8 million over the next two years. The power purchase agreement expires on January 31, 2016.

Total lease expense amounted to $30.5 million for the year ended December 31, 2014 (2013 – $25.7 million; 2012 – $8.4 million).